OTHER RECEIVABLES, DEPOSITS AND OTHER ASSETS (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
OTHER RECEIVABLES, DEPOSITS AND OTHER ASSETS
Other receivables from third parties	¥ 70,452		¥ 69,857
Advances to employees	17,027		10,207
Deposits	16,977		11,914
Interest receivable	4,517		1,830
Prepaid tax and deductible value-added tax-in	16,811		8,929
Rental prepayment	6,375		20,108
Prepayment for suppliers	43,308		36,351
Others	23,126		17,954
Total	198,593	$ 29,003	¥ 177,150
Deposit paid for acquisition of equity interest included in other receivables from third parties	¥ 59,648	$ 8,711